Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 19,552,000	$ 18,286,000	$ 13,431,000
Maximum lease term	6 years
Average lease income	122,000
Total lease income	1,470,000	1,572,000	1,542,000
Maximum lease renewal period	50 years
Total rent expense	11,399,000	10,614,000	9,803,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	50 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total allocated cost of portion of buildings held for lease	9,549,000	9,992,000
Accumulated depreciation	$ 2,985,000	$ 2,497,000